Derivative Financial Instruments - Notional Amounts and Estimated Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Derivative [Line Items]
Negative Fair Value	$ (48,787)	$ (13,073)	$ (1,151)
Assets | Not Designated as Hedging Instruments | Mortgage loan commitments
Derivative [Line Items]
Notional Amount	37,394	22,563	16,040
Positive Fair Value	27	19	375
Negative Fair Value	0	0	0
Liabilities | Not Designated as Hedging Instruments | Interest rate swaps
Derivative [Line Items]
Notional Amount	1,045,934	986,440	864,040
Positive Fair Value	71	6,213	12,404
Negative Fair Value	(48,858)	(19,286)	(13,555)
Liabilities | Not Designated as Hedging Instruments | Mortgage loan forward sale contracts
Derivative [Line Items]
Notional Amount	44,485	28,459	21,881
Positive Fair Value	0	0	0
Negative Fair Value	$ (27)	$ (19)	$ (375)